NYSE Regulation

NYSE Regulation, Inc.
11 Wall Street, 10th Floor
New York, NY 10005
nyseregulation.com

NOV 01 2011

11008271

November 1, 2011

CGCNYS
001-35339

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531, 100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

This is to certify that on October 27, 2011 the NYSE Amex LLC (the "Exchange") received from Timmins Gold Corp. (the "Registrant"), a copy of the Registrant's application on Form 40-F for the registration of the following securities:

Common Shares, no par value

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Director, Corporate Compliance
NYSE Regulation, Inc.